ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 488,338	$ 842,821
Accrued liabilities	292,585	285,987
Total	$ 780,923	$ 1,128,808